BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Provision for post-employment benefits (Details)	12 Months Ended
Dec. 31, 2023
BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Requisite service period (in years)	1 year
Qualify for post-employment benefits (in years)	58 years
Qualify for post-employment benefits (in years)	60 years